Advances from Federal Home Loan Bank: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summarized Federal Home Loan Bank advances as follows
Fixed-rate	$ 43,741	$ 63,319
Weighted Average Rate	4.09%	3.64%